March 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Science and Technology Term Trust (BSTZ)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Consolidated Schedule of Investments (unaudited)
March 31, 2025
BlackRock Science and Technology Term Trust (BSTZ)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.0%
Archer Aviation, Inc., Class A(a)	1,085,562	$ 7,718,346
BWX Technologies, Inc.	59,395	5,859,317
		13,577,663
Automobiles — 0.8%
BYD Co. Ltd., Class H	119,000	6,025,746
Tesla, Inc.(a)(b)	18,696	4,845,255
		10,871,001
Broadline Retail — 1.5%
MercadoLibre, Inc.(a)	10,652	20,780,667
Communications Equipment — 0.9%
Accton Technology Corp.	661,000	11,710,936
Consumer Finance — 0.6%
Kaspi.KZ JSC, ADR	92,361	8,575,719
Diversified Consumer Services — 0.0%
Think & Learn Private Ltd., Class J-B, (Acquired 09/30/20, Cost: $7,113,729)(c)(d)	4,651	—
Diversified Telecommunication Services — 0.4%
AST SpaceMobile, Inc., Class A(a)(e)	211,510	4,809,737
Electronic Equipment, Instruments & Components — 4.6%
Celestica, Inc.(a)	130,622	10,294,320
Coherent Corp.(a)	307,189	19,948,854
E Ink Holdings, Inc.	1,059,000	8,621,109
Fabrinet(a)	77,383	15,283,916
Lotes Co. Ltd.	198,000	8,377,682
		62,525,881
Entertainment(a) — 5.5%
Krafton, Inc.	50,854	11,629,795
Spotify Technology SA	73,070	40,190,692
Take-Two Interactive Software, Inc.	108,634	22,514,396
		74,334,883
Financial Services — 1.1%
Adyen NV(a)(f)	9,922	15,208,394
Industrial Conglomerates — 1.5%
Hitachi Ltd.	831,400	19,520,775
Interactive Media & Services — 2.7%
Kakao Corp.	388,524	10,357,456
Reddit, Inc., Class A(a)(e)(g)	246,354	25,842,535
		36,199,991
IT Services — 6.8%
Automattic, Inc., (Acquired 02/03/21, Cost: $34,000,000)(c)(d)	400,000	12,412,000
Cloudflare, Inc., Class A(a)	119,084	13,419,576
Farmer’s Business Network, Inc.(a)(c)	361,834	734,523
Klarna Holdings AB, (Acquired 08/07/19, Cost: $23,354,997)(c)(d)	1,042,068	39,618,447
MongoDB, Inc., Class A(a)	66,388	11,644,455
Snowflake, Inc., Class A(a)	95,290	13,927,587
		91,756,588
Security	Shares	Value
Machinery — 1.1%
Harmonic Drive Systems, Inc.	341,700	$ 7,271,324
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	1,967,100	7,857,851
		15,129,175
Professional Services — 2.8%
Thomson Reuters Corp.	101,179	17,481,708
Wolters Kluwer NV	125,329	19,513,244
		36,994,952
Semiconductors & Semiconductor Equipment — 17.7%
ARM Holdings PLC, ADR(a)(e)	120,006	12,815,441
ASM International NV	21,897	9,978,309
Astera Labs, Inc.(a)(e)	403,628	24,084,483
Credo Technology Group Holding Ltd.(a)	577,122	23,177,219
eMemory Technology, Inc.	138,000	9,702,452
KLA Corp.	14,738	10,018,892
Kokusai Electric Corp.	586,500	9,707,276
Lattice Semiconductor Corp.(a)(e)	126,186	6,618,456
Mythic AI, Inc., Series C, (Acquired 01/26/21, Cost: $7,000,000)(c)(d)	10,189	—
NVIDIA Corp.(b)(g)	968,965	105,016,427
SK Hynix, Inc.	202,269	26,963,665
		238,082,620
Software — 19.1%
AppLovin Corp., Class A(a)	59,597	15,791,417
Atlassian Corp. Ltd., Class A(a)	63,426	13,459,631
Confluent, Inc., Class A(a)	505,518	11,849,342
CyberArk Software Ltd.(a)	64,743	21,883,134
Databricks, Inc., (Acquired 07/24/20, Cost: $5,501,686)(c)(d)	343,659	31,788,458
DataRobot, Inc., (Acquired 03/01/21, Cost: $1,384,813)(a)(c)(d)	92,093	118,800
Descartes Systems Group, Inc.(a)	102,099	10,294,642
Elastic NV(a)	133,462	11,891,464
Gitlab, Inc., Class A(a)	301,279	14,160,113
Guidewire Software, Inc.(a)(e)	81,263	15,225,436
Palantir Technologies, Inc., Class A(a)	89,184	7,527,130
Palo Alto Networks, Inc.(a)	60,660	10,351,022
Pony AI, Inc., ADR(a)(e)	509,744	4,495,942
Q2 Holdings, Inc.(a)	104,678	8,375,287
Samsara, Inc., Class A(a)(e)	344,100	13,189,353
SentinelOne, Inc., Class A(a)	471,136	8,565,252
ServiceTitan, Inc.(a)(e)	45,248	4,303,537
SiteMinder Ltd.(a)	1,880,181	5,183,345
Snorkel AI, Inc., (Acquired 10/13/20, Cost: $2,017,593)(c)(d)	500,250	4,482,240
Snyk Ltd., Ordinary Shares, (Acquired 11/02/20, Cost: $9,287,400)(c)(d)	1,267,643	8,227,003
Synopsys, Inc.(a)(b)	43,904	18,828,230
Xero Ltd.(a)	180,548	17,647,399
		257,638,177
Technology Hardware, Storage & Peripherals — 2.5%
Asia Vital Components Co. Ltd.	610,000	8,637,576

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Science and Technology Term Trust (BSTZ)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Pure Storage, Inc., Class A(a)	372,292	$ 16,481,367
Sandisk Corp.(a)	180,030	8,571,228
		33,690,171
Total Common Stocks — 70.6% (Cost: $709,068,926)		951,407,330
Preferred Securities
Preferred Stocks — 29.1%(c)
Communications Equipment — 0.7%
Astranis Space Technologies Corp., Series C(a)	775,515	9,422,507
Consumer Staples Distribution & Retail — 2.3%
GrubMarket, Inc., Series D, (Acquired 07/23/20, Cost: $8,000,001)(d)	1,762,969	30,799,069
Diversified Consumer Services — 0.0%
Think & Learn Private Ltd., Series F, (Acquired 09/30/20, Cost: $14,251,080)(d)	4,920	—
Entertainment — 0.3%
ResearchGate GmbH, Series D, (Acquired 09/24/20, Cost: $6,999,988)(d)	424,688	4,055,770
Financial Services(d)(h) — 2.1%
Trumid Holdings LLC
Class J-A, (Acquired 07/24/20, Cost: $9,999,857)	20,154	14,623,742
Class J-B, (Acquired 07/24/20, Cost: $5,999,914)	20,154	14,623,743
		29,247,485
Interactive Media & Services — 2.4%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $16,961,509)(a)(d)	150,113	32,472,444
IT Services(d) — 0.7%
Deep Instinct Ltd., Series D-2, (Acquired 03/19/21, Cost: $12,000,008)(a)	1,974,374	157,950
TRAX Ltd.
(Acquired 02/18/21, Cost: $9,999,998)(a)	191,806	3,659,658
(Acquired 09/12/19, Cost: $10,999,988)	293,333	5,596,794
		9,414,402
Professional Services — 0.5%
Rapyd Financial Network Ltd., Series E, (Acquired 03/31/21, Cost: $13,999,978)(a)(d)	190,705	6,747,143
Semiconductors & Semiconductor Equipment(d) — 9.5%
PsiQuantum Corp.
Series C, (Acquired 09/09/19, Cost: $9,101,310)	1,962,335	66,189,559
Series D, (Acquired 05/21/21, Cost: $19,999,969)(a)	762,595	28,528,679
SambaNova Systems, Inc.
Series C, (Acquired 02/20/20, Cost: $33,904,162)	636,800	29,152,704
Series D, (Acquired 04/09/21, Cost: $6,999,979)(a)	73,670	3,988,494
		127,859,436
Software(d) — 10.6%
Databricks, Inc.
Series F, (Acquired 10/22/19, Cost: $13,200,019)	922,038	85,288,515
Series G, (Acquired 02/01/21, Cost: $18,500,004)	312,909	28,944,083
Security	Shares	Value
Software (continued)
DataRobot, Inc., Series F, (Acquired 10/27/20, Cost: $11,499,999)	875,059	$ 3,386,478
Snorkel AI, Inc., Series B, (Acquired 10/13/20, Cost: $999,996)	247,943	2,221,569
Snyk Ltd., Seed Preferred, (Acquired 11/02/20, Cost: $13,212,590)	2,663,936	17,288,945
Unqork, Inc.
Series B, (Acquired 09/19/19, Cost: $6,801,016)	597,680	3,394,822
Series C, (Acquired 09/18/20, Cost: $7,994,787)	292,000	2,105,320
		142,629,732
		392,647,988
Total Preferred Securities — 29.1% (Cost: $268,426,162)		392,647,988
Total Long-Term Investments — 99.7% (Cost: $977,495,088)		1,344,055,318
Short-Term Securities
Money Market Funds — 3.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(i)(j)(k)	26,237,474	26,250,593
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.22%(i)(j)	15,174,658	15,174,658
Total Short-Term Securities — 3.1% (Cost: $41,424,672)		41,425,251
Total Investments Before Options Written — 102.8% (Cost: $1,018,919,760)		1,385,480,569
Options Written — (0.2)% (Premiums Received: $(6,363,286))		(2,008,061)
Total Investments, Net of Options Written — 102.6% (Cost: $1,012,556,474)		1,383,472,508
Liabilities in Excess of Other Assets — (2.6)%		(34,845,457)
Net Assets — 100.0%		$ 1,348,627,051

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $479,872,429, representing 35.6% of its net assets as of period end, and an original cost of $341,086,370.

(e)	All or a portion of this security is on loan.
(f)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(h)	All or a portion of the security is held by a wholly-owned subsidiary.
(i)	Affiliate of the Trust.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Science and Technology Term Trust (BSTZ)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 7,491,149	$ 18,760,359 (a)	$ —	$ (56)	$ (859)	$ 26,250,593	26,237,474	$ 38,150 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	2,010,552	13,164,106 (a)	—	—	—	15,174,658	15,174,658	206,352	—
				$ (56)	$ (859)	$ 41,425,251		$ 244,502	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
ARM Holdings PLC, ADR	173	04/04/25	USD	142.00	USD	1,847	$ (12,456)
Gitlab, Inc., Class A	180	04/04/25	USD	67.00	USD	846	(11,700)
NVIDIA Corp.	118	04/04/25	USD	126.00	USD	1,279	(295)
Palo Alto Networks, Inc.	45	04/04/25	USD	200.00	USD	768	(473)
Samsara, Inc., Class A	179	04/04/25	USD	55.00	USD	686	(895)
SentinelOne, Inc., Class A	304	04/04/25	USD	24.00	USD	553	(22,800)
Snowflake, Inc., Class A	79	04/04/25	USD	210.00	USD	1,155	(158)
Atlassian Corp. Ltd., Class A	65	04/11/25	USD	295.00	USD	1,379	(3,250)
NVIDIA Corp.	165	04/11/25	USD	138.00	USD	1,788	(1,980)
Palo Alto Networks, Inc.	45	04/11/25	USD	200.00	USD	768	(1,170)
AST SpaceMobile, Inc., Class A	285	04/17/25	USD	35.00	USD	648	(4,846)
AST SpaceMobile, Inc., Class A	32	04/17/25	USD	27.50	USD	73	(1,712)
Astera Labs, Inc.	746	04/17/25	USD	105.00	USD	4,451	(11,190)
Coherent Corp.	264	04/17/25	USD	100.00	USD	1,714	(6,600)
Confluent, Inc., Class A	333	04/17/25	USD	37.00	USD	781	(1,665)
Confluent, Inc., Class A	212	04/17/25	USD	30.00	USD	497	(1,590)
Credo Technology Group Holding Ltd.	480	04/17/25	USD	90.00	USD	1,928	(4,800)
CyberArk Software Ltd.	97	04/17/25	USD	380.00	USD	3,279	(11,640)
Descartes Systems Group, Inc.	76	04/17/25	USD	105.00	USD	766	(6,650)
Elastic NV	27	04/17/25	USD	120.00	USD	241	(2,430)
Elastic NV	173	04/17/25	USD	105.00	USD	1,541	(5,623)
Guidewire Software, Inc.	148	04/17/25	USD	220.00	USD	2,773	(2,960)
Lattice Semiconductor Corp.	75	04/17/25	USD	75.00	USD	393	(1,125)
MercadoLibre, Inc.	8	04/17/25	USD	2,100.00	USD	1,561	(14,000)
NVIDIA Corp.	138	04/17/25	USD	125.00	USD	1,496	(6,486)
Palantir Technologies, Inc., Class A	133	04/17/25	USD	95.00	USD	1,123	(21,213)
Q2 Holdings, Inc.	31	04/17/25	USD	95.00	USD	248	(775)
Reddit, Inc., Class A	182	04/17/25	USD	165.00	USD	1,909	(2,275)
ServiceTitan, Inc.	67	04/17/25	USD	100.00	USD	637	(15,410)
Synopsys, Inc.	32	04/17/25	USD	510.00	USD	1,372	(1,680)
Synopsys, Inc.	33	04/17/25	USD	470.00	USD	1,415	(10,477)
Take-Two Interactive Software, Inc.	162	04/17/25	USD	210.00	USD	3,357	(68,850)
Tesla, Inc.	23	04/17/25	USD	405.00	USD	596	(264)
Thomson Reuters Corp.	22	04/17/25	USD	175.00	USD	380	(4,565)
Celestica, Inc.	98	04/25/25	USD	101.00	USD	772	(19,355)
MercadoLibre, Inc.	8	04/25/25	USD	2,150.00	USD	1,561	(13,240)
NVIDIA Corp.	319	04/25/25	USD	125.00	USD	3,457	(23,765)
Tesla, Inc.	5	04/25/25	USD	270.00	USD	130	(8,238)
Applovin Corp., Class A	44	05/02/25	USD	355.00	USD	1,166	(15,180)
Atlassian Corp. Ltd., Class A	30	05/02/25	USD	240.00	USD	637	(22,350)
Celestica, Inc.	98	05/02/25	USD	102.00	USD	772	(27,930)

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Science and Technology Term Trust (BSTZ)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Gitlab, Inc., Class A	271	05/02/25	USD	55.00	USD	1,274	$ (15,582)
MongoDB, Inc., Class A	100	05/02/25	USD	205.00	USD	1,754	(17,100)
NVIDIA Corp.	425	05/02/25	USD	127.00	USD	4,606	(39,100)
Samsara, Inc., Class A	337	05/02/25	USD	42.00	USD	1,292	(32,015)
SentinelOne, Inc., Class A	402	05/02/25	USD	21.00	USD	731	(6,030)
Snowflake, Inc., Class A	63	05/02/25	USD	175.00	USD	921	(5,450)
Spotify Technology SA	111	05/02/25	USD	585.00	USD	6,105	(314,130)
NVIDIA Corp.	170	05/09/25	USD	122.00	USD	1,842	(34,850)
Applovin Corp., Class A	44	05/16/25	USD	380.00	USD	1,166	(34,760)
BWX Technologies, Inc.	90	05/16/25	USD	110.00	USD	888	(14,625)
Cloudflare, Inc., Class A	178	05/16/25	USD	130.00	USD	2,006	(81,435)
Coherent Corp.	196	05/16/25	USD	75.00	USD	1,273	(67,620)
Confluent, Inc., Class A	212	05/16/25	USD	31.00	USD	497	(10,070)
Credo Technology Group Holding Ltd.	435	05/16/25	USD	60.00	USD	1,747	(29,362)
Descartes Systems Group, Inc.	76	05/16/25	USD	105.36	USD	766	(15,633)
Fabrinet	116	05/16/25	USD	250.00	USD	2,291	(53,650)
Kaspi.KZ JSC, ADR	138	05/16/25	USD	100.00	USD	1,281	(39,330)
KLA Corp.	21	05/16/25	USD	770.00	USD	1,428	(21,630)
Lattice Semiconductor Corp.	107	05/16/25	USD	66.00	USD	561	(4,894)
NVIDIA Corp.	118	05/16/25	USD	130.00	USD	1,279	(14,691)
Q2 Holdings, Inc.	126	05/16/25	USD	85.00	USD	1,008	(36,855)
Reddit, Inc., Class A	191	05/16/25	USD	145.00	USD	2,004	(60,642)
Sandisk Corp.	127	05/16/25	USD	60.00	USD	605	(10,795)
Thomson Reuters Corp.	129	05/16/25	USD	175.00	USD	2,229	(58,695)
							$ (1,413,005)
OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SiteMinder Ltd.	Goldman Sachs International	104,600	04/01/25	AUD	6.64	AUD	461	$ —
Pure Storage, Inc., Class A	UBS AG	59,600	04/04/25	USD	69.00	USD	2,638	—
Harmonic Drive Systems, Inc.	Goldman Sachs International	22,000	04/08/25	JPY	5,367.95	JPY	70,219	—
Kokusai Electric Corp.	JPMorgan Chase Bank N.A.	23,100	04/08/25	JPY	3,473.46	JPY	57,346	—
SiteMinder Ltd.	Citibank N.A.	59,500	04/08/25	AUD	6.48	AUD	263	—
E Ink Holdings, Inc.	JPMorgan Chase Bank N.A.	286,000	04/10/25	USD	285.74	TWD	77,304	(12,081)
Harmonic Drive Systems, Inc.	Goldman Sachs International	22,100	04/15/25	JPY	5,367.95	JPY	70,538	(19)
Kokusai Electric Corp.	JPMorgan Chase Bank N.A.	23,200	04/15/25	JPY	3,545.95	JPY	57,594	(16)
Xero Ltd.	JPMorgan Chase Bank N.A.	5,900	04/15/25	AUD	189.85	AUD	923	—
SK Hynix, Inc.	Morgan Stanley & Co. International PLC	2,100	04/22/25	USD	202,993.84	KRW	412,215	(7,556)
Adyen NV	BNP Paribas SA	1,400	04/25/25	EUR	1,814.30	EUR	1,985	(3,210)
Wolters Kluwer NV	UBS AG	18,800	04/25/25	EUR	151.16	EUR	2,707	(21,264)
SK Hynix, Inc.	Bank of America N.A.	29,200	04/29/25	USD	190,916.25	KRW	5,731,757	(213,490)
ASM International NV	Citibank N.A.	3,200	05/08/25	EUR	479.75	EUR	1,349	(29,243)
Krafton, Inc.	JPMorgan Chase Bank N.A.	7,600	05/08/25	USD	355,724.27	KRW	2,559,268	(87,344)
SiteMinder Ltd.	Goldman Sachs International	88,600	05/08/25	AUD	4.95	AUD	391	(3,735)
Accton Technology Corp.	Morgan Stanley & Co. International PLC	103,000	05/13/25	USD	683.65	TWD	60,590	(17,647)
Asia Vital Components Co. Ltd.	BNP Paribas SA	132,000	05/13/25	USD	558.60	TWD	62,059	(22,092)
eMemory Technology, Inc.	Morgan Stanley & Co. International PLC	20,000	05/13/25	USD	2,699.81	TWD	46,688	(23,028)
Lotes Co. Ltd.	Bank of America N.A.	29,700	05/13/25	USD	1,643.25	TWD	41,724	(11,785)
Hitachi Ltd.	UBS AG	124,700	05/15/25	JPY	3,841.72	JPY	439,153	(53,447)
SiteMinder Ltd.	UBS AG	29,400	05/15/25	AUD	4.83	AUD	130	(2,032)
Xero Ltd.	Morgan Stanley & Co. International PLC	21,200	05/15/25	AUD	161.41	AUD	3,316	(57,947)
BYD Co. Ltd., Class H	BNP Paribas SA	18,000	05/20/25	HKD	432.74	HKD	7,092	(29,120)
								$ (595,056)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Science and Technology Term Trust (BSTZ)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 13,577,663	$ —	$ —	$ 13,577,663
Automobiles	4,845,255	6,025,746	—	10,871,001
Broadline Retail	20,780,667	—	—	20,780,667
Communications Equipment	—	11,710,936	—	11,710,936
Consumer Finance	8,575,719	—	—	8,575,719
Diversified Consumer Services	—	—	—	—
Diversified Telecommunication Services	4,809,737	—	—	4,809,737
Electronic Equipment, Instruments & Components	45,527,090	16,998,791	—	62,525,881
Entertainment	62,705,088	11,629,795	—	74,334,883
Financial Services	—	15,208,394	—	15,208,394
Industrial Conglomerates	—	19,520,775	—	19,520,775
Interactive Media & Services	25,842,535	10,357,456	—	36,199,991
IT Services	38,991,618	—	52,764,970	91,756,588
Machinery	—	15,129,175	—	15,129,175
Professional Services	17,481,708	19,513,244	—	36,994,952
Semiconductors & Semiconductor Equipment	181,730,918	56,351,702	—	238,082,620
Software	190,190,932	22,830,744	44,616,501	257,638,177
Technology Hardware, Storage & Peripherals	25,052,595	8,637,576	—	33,690,171
Preferred Securities
Preferred Stocks	—	—	392,647,988	392,647,988
Short-Term Securities
Money Market Funds	41,425,251	—	—	41,425,251
	$681,536,776	$213,914,334	$490,029,459	$1,385,480,569
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (1,392,478)	$ (615,583)	$ —	$ (2,008,061)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Science and Technology Term Trust (BSTZ)

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Preferred Stocks	Total
Assets
Opening balance, as of December 31, 2024	$ 107,161,463	$ 419,768,363	$ 526,929,826
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	(5,699,998)	—	(5,699,998)
Net change in unrealized appreciation (depreciation)(a)	(4,079,994)	(27,120,375)	(31,200,369)
Purchases	—	—	—
Sales	—	—	—
Closing balance, as of March 31, 2025	$ 97,381,471	$ 392,647,988	$ 490,029,459
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2025(a)	$ (9,779,979)	$ (27,120,375)	$ (36,900,354)

(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Trust’s Level 3 financial instruments as of period end.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$97,381,471	Market	Revenue Multiple	1.80x - 21.08x	11.13x
			Volatility	70%	—
			Time to Exit	3.0 years	—

Preferred Stocks	392,647,988	Market	Revenue Multiple	1.50x - 21.08x	15.44x
			Time to Exit	3.0 - 4.0 years	3.7 years
			Volatility	35% - 90%	74%
			Market Adjustment Multiple	1.00x	—
			Gross Profit Multiple	7.50x	—
	$490,029,459

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.

Currency Abbreviation
AUD	Australian Dollar
EUR	Euro
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
TWD	New Taiwan Dollar
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
JSC	Joint Stock Company
Consolidated Schedule of Investments